Long-term investments - Schedule of Long-Term Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 1,128,171	$ 1,115,729
Other	27,558	27,417
Long-term investments	411,985	641,920
Notes Receivable | Development loans
Schedule of Equity Method Investments [Line Items]
Development loans receivable from equity-method investees	31,444	158,110
Atlantica (a)
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	1,074,736	1,052,703
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	51,530	61,064
Other
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 1,905	$ 1,962